Significant Accounting Policies - Revenue Recognition for Major Categories of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Unbilled services accounts receivable included in notes and accounts receivable - trade	$ 1,071	$ 1,075
Services
Disaggregation of Revenue [Line Items]
Deferred income	5,106	5,424
Contract assets	$ 424	$ 421
Services | Minimum
Disaggregation of Revenue [Line Items]
Contract term, high end of range	10 years
Services | Maximum
Disaggregation of Revenue [Line Items]
Contract term, low end of range	1 year
Shipping and handling
Disaggregation of Revenue [Line Items]
Deferred income	$ 0
Term License Software
Disaggregation of Revenue [Line Items]
Committed contract term	1 month
Open Source Software
Disaggregation of Revenue [Line Items]
Standalone selling price	$ 0
Allocation of consideration to open source software license	0
Revenue recognized when control is transferred to client	$ 0